1933 Act File No. 33-52149
                                              1940 Act File No. 811-7141

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X

    Pre-Effective Amendment No.      .............................

    Post-Effective Amendment No.  34    ..........................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X

    Amendment No.   35   .........................................         X

                    FEDERATED WORLD INVESTMENT SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)
                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779

                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_   immediately upon filing pursuant to paragraph (b)
_X__ on February 1, 2007 pursuant to paragraph (b)(1)(iii)
 _ on _______________ pursuant to paragraph (b)(1)(v)
 _   60 days after filing pursuant to paragraph (a)(i)
    on __________________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, DC  20006






PART C.      OTHER INFORMATION.

Item 23.     Exhibits:

             (a)    (i)          Conformed copy of Articles of
                                 Incorporation of the Registrant; (1)
                    (ii)         Conformed copy of Amendment No. 5 to
                                 the Articles of Incorporation of the
                                 Registrant; (5)
                    (iii)        Conformed copy of Amendment No. 7 to
                                 the Articles of Incorporation of the
                                 Registrant; (15)
                    (iv)         Conformed copy of Amendment No. 8 to
                                 the Articles of Incorporation of the
                                 Registrant; (15)
                    (v)          Conformed copy of Amendment No. 9 to
                                 the Articles of Incorporation of the
                                 Registrant; (16)
                    (vi)         Conformed copy of Amendment No. 10 to
                                 the Articles of Incorporation of the
                                 Registrant; (17)
                    (vii)        Conformed copy of Amendment No. 11 to
                                 the Articles of Incorporation of the
                                 Registrant; (17)
                    (viii)       Conformed copy of Amendment No. 12 to
                                 the Articles of Incorporation of the
                                 Registrant; (18)
                    (ix)         Conformed copy of Amendment No. 13 to
                                 the Articles of Incorporation of the
                                 Registrant; (21)
                                 (x)          Conformed copy of
                                              Amendment No. 14 to the
                                              Articles of Incorporation
                                              of the Registrant; (21)
                                 (xi)         Conformed copy of
                                              Amendments 15-18 to the
                                              Articles of Incorporation
                                              of the Registrant; (23)
                                 (xii)        Conformed copy of
                                              Amendment 19 to the
                                              Articles of Incorporation
                                              of the Registrant; (25)
                                 (xiii)       Conformed copy of
                                              Amendment 20 to the
                                              Articles of Incorporation
                                              of the Registrant; (25)
                                 (xiv)        Conformed copy of
                                              Amendment 21 to the
                                              Articles of Incorporation
                                              of the Registrant; (26)
             (b)    (i)          Copy of By-Laws of the Registrant; (1)
                    (ii)         Copy of Amendment No. 1 to the By-Laws
                                 of the Registrant;(15)
                    (iii)        Copy of Amendment No. 2 to the By-Laws
                                 of the Registrant; (15)
                    (iv)         Copy of Amendment No. 3 to the By-Laws
                                 of the Registrant; (15)
                                 (v)          Copy of Amendment No. 4 to
                                              the By-Laws of the
                                              Registrant; (21)
                                 (vi)         Copy of Amendment No. 5 to
                                              the By-Laws of the
                                              Registrant; (23)
                                 (vii)        Copy of Amendment No. 6 to
                                              the By-Laws of the
                                              Registrant; (24)
                                 (viii)       Copy of Amendment No. 7 to
                                              the By-Laws of the
                                              Registrant; (26)
                                 (ix)         Copy of Amendment No. 8 to
                                              the Bylaws of the
                                              Registrant (27)
             (c)    (i)          Copies of Specimen Certificates for
                                 Shares of Beneficial Interest of
                                 Federated World Utility Fund, Federated
                                 Asia Pacific Growth Fund, Federated
                                 Emerging Markets Fund, Federated
                                 European Growth Fund and Federated
                                 International Small Company Fund; (7)
                    (ii)         Copies of Specimen Certificates for
                                 Shares of Beneficial Interest of
                                 Federated International High Income
                                 Fund; (8)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Contract of the Registrant through and
                                 including Exhibit F; (5)
                    (ii)         Conformed copy of Assignment of
                                 Investment Advisory Contract; (5)
                    (iii)        Conformed copy of Exhibit G to
                                 Investment Advisory Contract of the
                                 Registrant; (8)
                    (iv)         Conformed copy of Exhibit H to
                                 Investment Advisory Contract of the
                                 Registrant; (10)
                    (v)          Conformed copy of Exhibit I to
                                 Investment Advisory Contract of the
                                 Registrant; (13)
                    (vi)         Conformed copy of Exhibit J to
                                 Investment Advisory Contract of the
                                 Registrant; (14)
                    (vii)        Conformed copy of Exhibit K to
                                 Investment Advisory Contract of the
                                 Registrant; (14)
                    (viii)       Conformed copy of Amendment to
                                 Investment Advisory Contract between
                                 Federated World Investment Series, Inc.
                                 and Federated Global Investment
                                 Management Corp.; (21)
                                 (ix)         Conformed copy of Sub-
                                              Advisor Agreement for
                                              Federated Global Equity
                                              Fund; (19)
                                 (x)          Conformed copy of
                                              Assignment of Investment
                                              Advisory Contract for
                                              Federated International
                                              High Income Fund; (23)
                                 (xi)         Amendment to Sub-Advisory
                                              Agreement between
                                              Federated Investment
                                              Management Company and
                                              Federated Global
                                              Investment Management
                                              Corp.;(23)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant through and
                                 including Exhibit S; (5)
                    (ii)         Conformed copy of Exhibits T through Z
                                 to Distributor's Contract of the
                                 Registrant; (8)
                    (iii)        Conformed Copy of Exhibit AA to
                                 Distributor's Contract of the
                                 Registrant; (13)
                    (iv)         Conformed copy of Exhibit BB to
                                 Distributor's Contract of the
                                 Registrant; (14)
                    (v)          Conformed copy of Exhibit CC to
                                 Distributor's Contract of the
                                 Registrant; (14)
                    (vi)         Conformed copy of Distributor's
                                 Contract of the Registrant (Class B
                                 Shares); (14)
                    (vii)        Conformed copy of Amendment to
                                 Distributor's Contract of the
                                 Registrant (Class B Shares); (21)
                    (viii) Copy of Schedule A to Distributor's Contract (Class B Shares); (16)
                    (ix)         Amendment to Distributor's
                    Contracts between the Federated       Funds and
                    Federated Securities       Corp. (23)
                    (x)          The Registrant hereby incorporates the
                                 conformed copy of the Specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan/Trustee Mutual Funds Service
                                 Agreement from
                                 Item 23(e) of the Cash Trust Series II
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 24,
                                 1995. (File Nos. 33-38550 and 811-6269)

             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Agreement
                                 of the Registrant; (3)
                    (ii)         Conformed copy of Custodian Fee
                                 Schedule; (10)
                    (iii)        Addendum to Custodian Fee Schedule;
                                 (10)
                    (iv)         Conformed copy of Domestic Custodian
                                 Fee Schedule; (11)
                    (v)          Conformed copy of Global Custodian Fee
                                 Schedule; (11)
                    (vi)         Addendum to Global Custodian Fee
                                 Schedule; (11)
                    (vii)        Conformed copy of Amendment to
                                 Custodian contract of the Registrant
                                 dated February 3, 2006 (27)
            (h)     (i)     Conformed copy of Amended and Restated Agreement for
                              Fund Accounting Services, Administrative Services, Transfer Agency Services and Procurement; (14)
                    (ii) Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares); (14)
                    (iii) Conformed copy of Shareholder Services Agreement (Class B Shares); (14)
                    (iv) The Registrant  hereby  incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services,
                         Transfer   Agency   Services   and   Custody   Services
                         Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos.2-75769 and 811-3387);
                    (v)          The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 3 to
                                 the Amended & Restated Agreement for
                                 Fund Accounting Services,
                                 Administrative Services, Transfer
                                 Agency Services and Custody Services
                                 Procurement from Item 23 (h)(v) of the
                                 Federated U.S. Government Securities:
                                 2-5 Years Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 March 30, 2004. (File Nos. 2-75769 and
                                 811-3387);
                    (vi)         The responses and exhibits described in
                                 Item 23(e)(viii) are hereby
                                 incorporated by reference;
                    (vii)        The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement, with
                                 attached Schedule 1 revised 6/30/04,
                                 from Item 22(h)(vii) of the Cash Trust
                                 Series,  Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (File Nos. 33-29838 and
                                 811-5843);
                    (viii)       The Registrant hereby incorporates the
                                 conformed copy of the Financial
                                 Administration and Accounting Services
                                 Agreement, with attached Exhibit A
                                 revised 6/30/04, from Item 22(h)(viii)
                                 of the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 29,
                                 2004. (File Nos. 33-29838 and 811-
                                 5843);
                    (ix)         The Registrant hereby incorporates by
                                 reference the conformed copy of the
                                 Agreement for Administrative Services,
                                 with Exhibit 1 and Amendments 1 and 2
                                 attached, between Federated
                                 Administrative Services and the
                                 Registrant from Item 22(h)(iv) of the
                                 Federated Total Return Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on November
                                 29, 2004. (File Nos. 33-50773 and 811-
                                 7115);
                    (x)          The Registrant hereby incorporates the
                                 conformed copy of Transfer Agency and
                                 Service Agreement between the Federated
                                 Funds and State Street Bank and Trust
                                 Company from Item 23(h)(ix)of the
                                 Federated Stock Trust Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on December 29, 2005. (File
                                 Nos. 2-75756 and 811-3385);
                    (xi)         The Registrant hereby incorporates by
                                 reference the conformed copy of
                                 Amendment No. 3 to the Agreement for
                                 Administrative Services between
                                 Federated Administrative Services
                                 Company and the Registrant dated June
                                 1, 2005, from Item 23 (h) (ii) of the
                                 Cash Trust Series, Inc. Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 27, 2005. (File Nos.
                                 33-29838 and 811-5843);
             (i)                 Conformed copy of Opinion and Consent
                                 of Counsel as to legality of shares
                                 being registered; (2)
             (j)    (i)          Conformed copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (26)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (2)
             (m)    (i)          Conformed copy of Rule 12b-1
                                 Distribution Plan through and including
                                 Exhibit R; (5)
                    (ii)         Conformed copy of Exhibit S to the Rule
                                 12b-1 Distribution Plan of the
                                 Registrant; (8)
                    (iii)        Conformed copy of Exhibit T to the Rule
                                 12b-1 Distribution Plan of the
                                 Registrant; (8)
                    (iv)         Conformed copy of Exhibit U to the Rule
                                 12b-1 Distribution Plan of the
                                 Registrant; (8)
                    (v)          Conformed copy of Exhibit V to the Rule
                                 12b-1 Distribution Plan of the
                                 Registrant; (9)
                    (vi)         Conformed copy of Exhibit W to the Rule
                                 12b-1 Distribution Plan of the
                                 Registrant; (9)
                    (vii)        Conformed copy of Exhibit X to the Rule
                                 12b-1 Distribution Plan of the
                                 Registrant; (9)
                    (viii)       Conformed copy of Exhibit Y to the 12b-
                                 1 Distribution Plan of the Registrant;
                                 (13)
                    (ix)         Conformed copy of Exhibit Z to the 12b-
                                 1 Distribution Plan of the Registrant;
                                 (13)
                    (x)          Conformed copy of Exhibit AA to the
                                 12b-1 Distribution Plan of the
                                 Registrant; (14)
                    (xi)         Conformed copy of Exhibit BB to the
                                 12b-1 Distribution Plan of the
                                 Registrant; (14)
                    (xii)        Copy of Schedule A to the Distribution
                                 Plan (Class B Shares) of the
                                 Registrant; (16)
                    (xiii)       Conformed copy of Exhibit A and B to
                                 the 12b-1 Distribution Plan of the
                                 Registrant; (24)
             (n)    (i)          The Registrant hereby incorporates the
                                 Copy of the Multiple Class Plan and
                                 attached Exhibits from Item (n) of the
                                 Federated Short-Term Municipal Trust
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on August 28,
                                 2006. (File Nos. 2-72277 and 811-3181)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (17)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Investment Officer of the
                                 Registrant; (21)
                    (iii)        Conformed copy of Power of Attorney of
                                 Director of the Registrant; (17)
                    (iv)         Conformed copy of Power of Attorney of
                                 President and Vice Chairman of the
                                 Registrant; (21)
                    (v)          Conformed copy of Power of Attorney of
                                 Chief Financial Officer of the
                                 Registrant; (26)
                    (vi)         Conformed copy of Power of Attorney of
                                 John F. Donahue (Director) of the
                                 Registrant;(26)
                    (vii)        Conformed copy of Power of Attorney of
                                 Director of the Registrant; (27)
                    (viii)       Conformed copy of Power of Attorney of
                                 Director of the Registrant; (27)
             (p)                 The Registrant hereby incorporates the
                                 conformed copy of the Code of Ethics
                                 for Access Persons from Item 23(p) of
                                 the Federated Money Market Obligations
                                 Trust Registration Statement on Form N-
                                 1A filed with the Commission on
                                 February 25, 2005. (File Nos. 33-31602
                                 and 811-5950).

________________________________________________
+   All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 4, 1994.
       (File Nos. 33-52149 and 811-7141)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 24, 1994. (File Nos. 33-52149 and 811-7141)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997.
       (File Nos.   33-52149 and 811-7141)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999 (File Nos. 33-52149 and 811-7141)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed March 31, 2000. (File Nos. 33-52149 and 811-7141)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed November 27, 2000. (File Nos. 33-52149 and 811-7141)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed January 31, 2001. (File Nos. 33-52149 and 811-7141)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed January 29, 2002. (File Nos. 33-52149 and 811-7141)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed January 29, 2002. (File Nos. 33-52149 and 811-7141)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed March 28, 28, 2003. (File Nos. 33-52149 and 811-7141)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed February 2, 2004. (File Nos. 33-52149 and 811-7141)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed November 19, 2004. (File Nos. 33-52149 and 811-7141)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed January 31, 2005. (File Nos. 33-52149 and 811-7141)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 filed January 30, 2006. (File Nos. 33-52149 and 811-7141)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed November 15, 2006. (File Nos. 33-52149 and 811-7141)


Item 24.     Persons Controlled by or Under Common Control with
             Registrant.

             None

Item 25.     Indemnification (1).

Item 26.     Business and Other Connections of Investment Adviser:
             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779.
The remaining Officers of the investment adviser are:
President/ Chief Executive Officer
and Trustee:                                         John B. Fisher
Executive Vice President:                            Stephen F. Auth

Senior Vice Presidents:                              Philip J. Orlando

Vice Presidents:                                     G. Andrew Bonnewell
                                                     Regina Chi
                                                     Marc Halperin
                                                     Aash M. Shah
                                                     Leornardo A. Vila
                                                     Richard A. Winkowski Jr.
Secretary:                                           G. Andrew Bonnewell
Treasurer:                                           Thomas R. Donahue

Assistant Treasurer:                                 Denis McAuley, III
             The business address of each of the Officers of the investment adviser is 175 Water Street, New York, New York 10038-4965. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.     Principal Underwriters:

   (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated
                    Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated
                    Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice Chairman

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Richard W. Boyd
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Keith Nixon
                                Solon A. Person, IV
                                Colin B. Starks
                                Robert F. Tousignant
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Michael W. Koenig
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Richard C. Mihm
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Chris Randal
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Brian S. Ronayne
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Mark Strubel
                                William C. Tustin
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Patrick M. Wiethorn
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                Charles L. Davis, Jr.
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable




Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Reed Smith LLP
                                       Investment Management Group (IMG)
                                       Federated Investors Tower
                                       12TH Floor
                                       1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779
(Notices should be sent to the Agent for Service at above address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA  15237-7000

Federated Administrative Services      Federated Investors Tower
(Administrator)                        1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Global Investment            175 Water Street
Management Corp.                       New York, NY 10038-4965
(Adviser)

State Street Bank and Trust            P.O. Box 8600
Company                                Boston, MA 02266-8600
(Transfer Agent, Dividend
Disbursing Agent and Custodian)

Item 29.     Management Services:

             Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED WORLD INVESTMENT SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 12TH day of January, 2007.

                    FEDERATED WORLD INVESTMENT SERIES, INC.

                    By: /s/ Todd P. Zerega
                    Todd P. Zerega, Assistant Secretary


       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                           TITLE                    DATE

By:    /s/ Todd P. Zerega              Attorney In Fact         January 12, 2007
       Todd P. Zerega                  For the Persons
       ASSISTANT SECRETARY             Listed Below

NAME                                           TITLE

John F. Donahue*                            Director

J. Christopher Donahue*                     President and Director
                                            (Principal Executive Officer)

Richard A. Novak*                           Treasurer
                                            (Principal Financial Officer)

Thomas G. Bigley*                           Director

John T. Conroy, Jr.*                        Director

Nicholas P. Constantakis*                   Director

John F. Cunningham*                         Director

Lawrence D. Ellis, M.D.*                    Director

Peter E. Madden*                            Director

Charles F. Mansfield, Jr.*                  Director

John E. Murray, Jr., J.D., S.J.D.*          Director

Thomas O'Neill                              Director

Marjorie P. Smuts*                          Director

John S. Walsh*                              Director

James F. Will                               Director
* By Power of Attorney